FAIR VALUE (Details 2) $ in Millions		1 Months Ended
	Mar. 17, 2010 item	Nov. 30, 2014 item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Five years cross currency interest rate contract
Assets:
Number of cross currency interest rate contracts | item	3	2
Term of cross currency interest rate contract	5 years	5 years
Eight years cross currency interest rate contract
Assets:
Number of cross currency interest rate contracts | item		1
Term of cross currency interest rate contract		8 years
Recurring basis
Assets:
Total assets			$ 72	$ 70
Liabilities:
Transfers from Levels 1 to 2 within the fair value hierarchy, assets			0	0
Transfers from Levels 1 and 2 within the fair value hierarchy, liabilities			0	0
Transfers from Levels 2 to 1 within the fair value hierarchy, assets			0	0
Transfers from Levels 2 and 1 within the fair value hierarchy, liabilities			0	0
Recurring basis | Cross currency interest rate contracts
Assets:
Derivatives			28	48
Recurring basis | Interest rate contracts
Liabilities:
Total liabilities			(4)	(7)
Recurring basis | Equity mutual funds
Assets:
Available-for-sale equity securities			26	22
Recurring basis | Equity securities
Assets:
Available-for-sale equity securities			18
Recurring basis | Quoted prices in active markets for identical assets (Level 1)
Assets:
Total assets			44	22
Recurring basis | Quoted prices in active markets for identical assets (Level 1) | Equity mutual funds
Assets:
Available-for-sale equity securities			26	22
Recurring basis | Quoted prices in active markets for identical assets (Level 1) | Equity securities
Assets:
Available-for-sale equity securities			18
Recurring basis | Significant other observable inputs (Level 2)
Assets:
Total assets				43
Recurring basis | Significant other observable inputs (Level 2) | Cross currency interest rate contracts
Assets:
Derivatives				43
Recurring basis | Significant other observable inputs (Level 2) | Interest rate contracts
Liabilities:
Total liabilities			(4)	(7)
Recurring basis | Significant unobservable inputs (Level 3)
Assets:
Total assets			28	5
Recurring basis | Significant unobservable inputs (Level 3) | Cross currency interest rate contracts
Assets:
Derivatives			$ 28	$ 5